SCHEDULE OF OPERATING LEASE COST (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Lease
Operating lease cost	$ 107,697	$ 93,764	$ 85,630
Cash paid for operating leases	$ 18,823	$ 2,262	$ 85,630